Ordinary Shares	6 Months Ended
Jun. 30, 2026
Ordinary Shares [Abstract]
ORDINARY SHARES

NOTE 7 — ORDINARY SHARES

We have two authorized classes of ordinary share capital: Class A and Class B ordinary shares (collectively, referred to as Ordinary Shares). The par value of our Ordinary Shares is $0.00001 per share. With the exception for voting and conversion rights, the Class A and Class B ordinary shares are identical. As of June 30, 2026 and December 31, 2025, we had authorized Class A ordinary shares of 4,000,000,000 and authorized Class B ordinary shares of 1,000,000,000. As of June 30, 2026, we had 446,769,891 and 445,905,406 Class A ordinary shares issued and outstanding, respectively. As of December 31, 2025, we had 440,715,769 and 439,591,284 Class A ordinary shares issued and outstanding, respectively. We had 83,859,005 Class B ordinary shares issued and outstanding as of June 30, 2026 and December 31, 2025.

Incentive Share and Ordinary Share Warrant Issuance

On April 10, 2025, the Company issued 42,685,593 Class A ordinary shares (the “Incentive Shares”) and 20,000,000 Class A ordinary share warrants (the “Incentive Shares”) to certain preferred shareholders for no cash proceeds. The aggregate fair value of the Incentive Shares and Incentive Warrants was $513,080,828 and $15,600,000, respectively. The Company determined that the issuance of the Incentive Shares and Incentive Warrants to certain preferred shareholders represents a dividend, which was recorded as an increase in the net loss attributable to the Company in determining the net loss attributable to ordinary shareholders for purposes of calculating earnings per share for the three and six months ended June 30, 2025. Furthermore, since the Company has an accumulated deficit, the dividend was recorded as a reduction to additional paid-in capital, offset by the increase to additional paid-in capital of the fair value of the Incentive Shares and Incentive Warrants issued.

Shares Issued in Connection with Recapitalization Transaction

On April 10, 2025, the Company made the following issuances of and changes in Class A Ordinary Shares:

i.	269,381,830 Class A ordinary shares in connection with the conversion of the Company’s outstanding Preferred Shares.

ii.	82,988,016 Class A ordinary shares held by holdings vehicles controlled by our founder were redesignated as Class B ordinary shares.

iii.	5,852,239 Class A ordinary shares to various SKGR shareholders.

Exercise of Warrants

On May 13, 2025, we issued 1,777,844 Class A ordinary shares in connection with the cashless exercise of the Private Warrants we assumed as part of the business combination transaction.

On various dates in May and June 2025, the Company issued in total 804,604 Class A ordinary shares in exchange for aggregate proceeds of $9,252,946 in connection with the exercise of Public Warrants we assumed as part of the business combination transaction.

On various dates in May and June 2025, the Company issued in total 20,453,945 Class A ordinary shares in exchange for aggregate proceeds of $204,539,450 in connection with the exercise of incentive warrants.

Other Issuance

On April 29, 2025, we issued in total 100,000 Class A ordinary shares to several professional service firms as payment for services rendered. The total fair value of the shares issued was $1,443,000.

Share-based Awards Related Issuances

During the six months ended June 30, 2026, the Company delivered 2,756,938 Class A ordinary shares to employees in connection with their vested RSUs. There were no Class A ordinary shares delivered to employees during the six months ended June 30, 2025.

During the six months ended June 30, 2026, the Company issued 5,117,972 Class A ordinary shares to employees in connection with their exercised options and received $683,249 in exercise proceeds. There were no options exercised during the six months ended June 30, 2025.

Our Ordinary Shares have the following rights:

Voting Rights

Our Class A ordinary shares are entitled to one vote, and our Class B ordinary shares are entitled to 20 votes. Class A and Class B vote together as one class on all matters requiring a shareholder vote.

Conversion Rights

Our Class A ordinary shares are not convertible into Class B ordinary shares. Our Class B ordinary shares are convertible, at the option of the holder, at any time into one Class A ordinary share. Furthermore, each Class B ordinary share shall automatically convert into one Class A ordinary share upon (i) a transfer by a Class B ordinary shareholder to any person or entity which is not an affiliate of such shareholder or (ii) a change of beneficial ownership of any Class B ordinary share as a result of which any person or entity which is not an affiliate of the registered holder of such Class B ordinary share becomes a beneficial owner of such Class B ordinary share.

Dividend Rights

Subject to the rights of our Preferred Shares, the holders of our Ordinary Shares will be entitled to receive ratable dividends, if any, as may be declared from time to time by our board of directors out of funds legally available for the payment of dividends. As of June 30, 2026, we have not declared or paid a dividend.

Right to Receive Liquidation Distributions

If we liquidate, dissolve or wind up, after all liabilities and, if applicable, the holders of our Preferred Shares have been paid in full according to their respective liquidation preference, the holders of our Ordinary Shares will be entitled to share ratably in all remaining assets.

No Preemptive or Similar Rights

The rights, preferences and privileges of the holders of our Ordinary Shares are subject to, and may be adversely affected by, the rights of the holders of our Preferred Shares. Our Ordinary Shares have no preemptive rights or similar rights with respect to a conversion of Preferred Shares, which may result in significant dilution.

Treasury Shares

As of June 30, 2026 and December 31, 2025, Webull Partners Limited (“WPL”), our share-award platform entity for certain employees, holds 864,485 and 1,124,485, respectively, of Class A ordinary shares in Webull Corporation. The treasury share outstanding balance is reserved for future share-based awards. We have treated the reserved share amount as issued but not outstanding and presented them as treasury shares in our condensed consolidated statement of financial position and condensed consolidated statements of changes in shareholders’ equity. The treasury shares have no cost basis.

During the six months ended June 30, 2026, we repurchased 1,820,788 Class A ordinary (the “Repurchased Shares”) shares from the market at an aggregate cost of $10,985,121 and subsequently retired the Repurchased Shares. We accounted for the retirement of the Repurchased Shares as a deduction from additional paid-in capital as we adopted ASU 2025-12 on January 1, 2026 on a prospective basis.

Cash Enhanced Share Repurchase Program

On June 15, 2026, the Company participated in the Cash Enhanced Share Repurchase program with a global investment banking firm. Under the program, the Company sold two written puts on its outstanding Class A ordinary shares with an aggregate notional value of $10,270,000, inclusive of a premium, and an exercise price of $5.9084. The first put expires on August 18, 2026, and the second expires on August 19, 2026.

Upon execution, the Company prepaid the aggregate exercise price, consisting of $10,000,000. If the market price at expiration is below the exercise price, the Company will receive 1,738,203 Class A ordinary shares as treasury shares. Conversely, if the market price at expiration is at or above the exercise price, the Company will receive cash of $10,270,000, inclusive of a $270,000 premium. The written puts expired with the market price exceeding the exercise price, and the Company received cash of $10,270,000.

The Company has determined the prepaid written puts satisfy the equity classification requirements of ASC 815-40 and do not meet the temporary equity classification criteria of ASC 480-10-S99; accordingly, the Company has classified the written puts as permanent equity within the shareholders’ equity section on our condensed consolidated statement of financial position.

Deferred Equity Offering Costs

The business combination transaction with SKGR was determined to be representative of a recapitalization transaction and outside the scope ASC 805. Prior to the closing of the business combination transaction, we had capitalized deferred equity offering costs of $11,406,759, which represent direct costs associated with the Company’s SEC registration statement, prospectus, issuance of its ordinary shares and Incentive Warrants, and the assumption of SKGR’s Private and Public Warrants in anticipation of receiving net proceeds in excess of the equity offering costs incurred. However, upon the closing of business combination, higher-than expected SKGR shareholder redemptions occurred which resulted in the Company receiving net proceeds of $430,066, which consisted of $366,702 from SKGR’s trust account and $63,364 in operating cash that remained after settlement of SKGR’s working capital obligations. The net proceeds received were insufficient to absorb the entire balance of deferred equity offering costs. Therefore, the Company offset the additional paid-in capital amount that resulted from recording the net proceeds received from the Company’s issuance of equity to SKGR shareholders with an equal amount of deferred equity offering costs and expensed the remainder of $10,976,693 within other expense, net in the Company’s condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2025.

Employee Share Purchase Plan

On December 22, 2025, we adopted an employee share purchase plan (the “ESPP”), with an aggregate Class A ordinary share reserve of 5,000,000, to provide eligible employees with the opportunity to purchase Class A ordinary shares at a 15% discount to market. The market price for which the discount applies is the lower of (i) the market value of Class A ordinary shares on the commencement date for a specific ESPP offering period (as determined by our compensation committee) or (ii) the market value of Class A ordinary shares on the last trading day of the offering period. The ESPP is subject to approval of the shareholders of the Company within twelve months of its adoption. As of June 30, 2026, shareholder approval is pending. No Class A ordinary shares have been issued under the ESPP as of June 30, 2026.